Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	13,048,201
Proposed Maximum Offering Price per Unit	42
Maximum Aggregate Offering Price	$ 548,024,442
Fee Rate	0.01531%
Amount of Registration Fee	$ 83,903
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock (“Common Stock”) of Maplebear Inc. (the “Registrant”) that become issuable under the Registrant’s 2023 Equity Incentive Plan (the “2023 Plan”) and the Registrant’s 2023 Employee Stock Purchase Plan (the “2023 ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Common Stock.Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 27, 2025.Represents the automatic increase to the number of shares of the Registrant’s Common Stock available for issuance under the 2023 Plan effective January 1, 2025, as provided for under the 2023 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,609,640
Proposed Maximum Offering Price per Unit	35.7
Maximum Aggregate Offering Price	$ 93,164,148
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,264
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock (“Common Stock”) of Maplebear Inc. (the “Registrant”) that become issuable under the Registrant’s 2023 Equity Incentive Plan (the “2023 Plan”) and the Registrant’s 2023 Employee Stock Purchase Plan (the “2023 ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Common Stock.Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 27, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2023 ESPP.Represents the automatic increase to the number of shares of the Registrant’s Common Stock available for issuance under the 2023 ESPP effective January 1, 2025, as provided for under the 2023 ESPP.